Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income on cash and cash equivalents (Note 15)	₱ 469	₱ 255	₱ 268
Interest income arising from revenue contracts with customers	467	294	299
Interest income on financial instruments at amortized cost (Note 12)	54	59	13
Interest income on financial instruments at FVPL	12	12	23
Interest income on financial instruments at FVOCI			2
Interest income – others	14	33	50
Total interest income	₱ 1,016	₱ 653	₱ 655